Revenue and Expenses, Operating Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expenses [Line Items]
Operating losses	$ 1,183	$ 6,984	$ 1,568
Severance expense	1,500	397	97
Legal actions [Member]
Schedule of Expenses [Line Items]
Operating losses	179	3,308	341
Customer remediation [Member]
Schedule of Expenses [Line Items]
Operating losses	207	2,691	536
Other operating loss [Member]
Schedule of Expenses [Line Items]
Operating losses	$ 797	$ 985	$ 691